Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Long-term Debt
Revolving credit facility		$ 147,666
Long-term debt	$ 914,015	1,081,351
Senior unsecured notes 2025
Disclosure of Long-term Debt
Senior unsecured notes	395,839	404,463
Senior unsecured notes 2030
Disclosure of Long-term Debt
Senior unsecured notes	$ 518,176	$ 529,222